[LOGO OMITTED]
                                 FLAG INVESTORS
                         INVESTING WITH A DIFFERENCE(R)

                               SHORT-INTERMEDIATE
                                   INCOME FUND

                               Semi-Annual Report
                                  June 30, 2000

REPORT HIGHLIGHTS
--------------------------------------------------------------------------------

o Signs of a moderating economy.

o Federal Reserve tightened monetary policy through first half of 2000.

o Investors taking a closer look at fixed income allocations.

LETTER TO SHAREHOLDERS
--------------------------------------------------------------------------------

Dear Shareholders:

     We are pleased to report on the Fund's progress for the six-month period ended June 30, 2000.

FIRST HALF 2000
     With 175 basis points of tightening of monetary policy since mid 1999, there are indications that the subtle economic slowdown the Federal Reserve had hoped to achieve is under way; however, it may be too early to determine if the current policy of monetary restraint is over. Following the June FOMC meeting, the Fed acknowledged that the overall tone of the economy has changed to one of moderating demand "close to the rate of growth of the economy's potential to produce" and that price pressures remain under control as a result of "rapid advances in technology." More importantly, Chairman Greenspan has acknowledged that productivity gains afforded by technology are structural, unlike comments in earlier speeches warning of cyclical "limits to productivity growth". Given evidence that consumer confidence is slipping from historical highs, retail sales and new home sales are slowing and producer and consumer prices are seemingly subdued, the Fed may keep interest rates steady throughout the fall.

Portfolio Composition (as a percentage of net assets)

                               [GRAPHIC OMITTED]
          EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

    June 30, 2000

Mortgage-Backed     25%
Treasury and Agency 14%
Cash & Other Assets  3%
Asset-Backed        24%
Corporate           34%

   December 31, 1999

Mortgage-Backed     24%
Treasury and Agency 10%
Cash & Other Assets 11%
Asset-Backed        17%
Corporate           38%

LETTER TO SHAREHOLDERS (CONCLUDED)
--------------------------------------------------------------------------------

OUTLOOK AND PORTFOLIO CONSIDERATIONS
     Over the past several years, fixed income investors have had little if any chance to enjoy returns that were better than stocks; however, the first half of 2000 has presented that opportunity. While the S&P 500 Index, Nasdaq and Dow Jones Industrial Average declined .4%, 2.5% and 8.4% respectively; your Fund has produced a respectable 3% return. During volatile times such as we've experienced in 2000, the role of fixed income in a portfolio becomes increasingly important. Currently, bonds provide greater income than stocks or cash and bond prices often move independently of stock prices; thus, leveling out expected returns over time. The short-intermediate nature of your Fund is designed to provide a steady stream of income while preserving principal.

Average Annual Total Returns 1

  For Periods Ended               Six        One      Three     Five     Average
  June 30, 2000                 Months 2    Year      Years     Years   Duration
--------------------------------------------------------------------------------
  Flag Investors
     Short-Intermediate
     Income Fund --
     Class A Shares              3.06%      4.09%     5.00%     5.49%   3.1 yrs.
--------------------------------------------------------------------------------
    Institutional Shares         3.23%      4.38%     5.29%      N/A    3.1 yrs.
--------------------------------------------------------------------------------
  Lehman Brothers
     Intermediate-Term Gov't./
     Corp. Bond Index            2.95%      4.86%     5.59%     5.79%   3.5 yrs.
--------------------------------------------------------------------------------
  Lipper Short-Intermediate-
     Term U.S. Gov't.
     Bond Fund Average           2.81%      3.90%     4.83%     5.21%   3.0 yrs.
--------------------------------------------------------------------------------

----------
1 PAST PERFORMANCE IS NOT AN INDICATOR OF FUTURE RESULTS. These figures assume the reinvestment of dividend and capital gains distributions and exclude the impact of the Fund's 1.50% maximum sales charge in Class A Shares. If the sales charge were reflected, the quoted performance would be lower. Investment return and principal value will fluctuate so that an investor's shares may be worth more or less than their original cost when redeemed. During the period the Fund waived certain fees and expenses. Had these fees and expenses not been waived, the Fund's return would have been lower.
  The Lehman Brothers Intermediate-Term Government/Corporate Bond Fund ndex is an unmanaged index that is widely recognized as an indicator of performance in the intermediate-term government and corporate bond sector. Index returns do not reflect expenses which have been deducted from the Fund's returns. The Lipper Short-Intermediate-Term U.S. Government Bond Fund Average is an average of approximately 85 managed funds that have at least 65% of their assets in investment grade debt securities that are rated in the top four grades and have dollar-weighted average maturities of one to five years. Please review the Additional Performance Information on page 4.
2 Returns less than one year are cumulative.

--------------------------------------------------------------------------------
                               [GRAPHIC OMITTED]
          EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC


                    A-RATED INDUSTRIAL CORPORATE BOND YIELDS

Jun-94   7.37
         7.18
         7.18
         7.67
         7.87
         8.21
         8.25
         7.96
         7.47
         7.53
         7.27
         6.47
Jun-95   6.48
         6.63
         6.57
         6.51
         6.23
         5.94
         5.84
         5.7
         6.19
         6.54
         6.82
         7.01
Jun-96   6.86
         6.97
         7.17
         6.88
         6.48
         6.2
         6.58
         6.59
         6.7
         7.09
         6.92
         6.81
Jun-97   6.72
         6.26
         6.57
         6.32
         6.18
         6.3
         6.18
         5.88
         6.01
         6.01
         6.05
         5.98
Jun-98   5.97
         5.98
         5.49
         5.14
         5.29
         5.42
         5.46
         5.31
         6.01
         5.88
         5.98
         6.36
Jun-99   6.49
         6.65
         6.93
         6.84
         6.91
         6.95
         7.17
         7.49
         7.45
         7.27
         7.48
         7.61
Jun-00   7.3


-----------
Source -- Bloomberg Financial Markets

     Though it may be too early to indicate a trend, investor interest in bond funds seems to be on the upswing. Whether locking in sizable gains in their equity portfolios or reacting to volatility in the equity markets, investors' enthusiasm for stocks has cooled leading those who believe the Fed may be close to the end of a tightening cycle gradually back to the bond market.

     Our strategy of upgrading quality while maintaining an over-weighted position in corporate bonds has allowed the fund to participate in some of the highest yields in the last six years (see chart above). In addition, as holdings of short asset-backed and mortgage-backed securities have repaid principal, we have reinvested the proceeds at more attractive rates. We will continue to pursue higher quality, more liquid securities for your Fund as market conditions allow.

Sincerely,

/S/ SIGNATURE M. ELLIOTT RANDOLPH, JR.    /S/ SIGNATURE PAUL D. CORBIN

M. Elliott Randolph, Jr.                  Paul D. Corbin
Portfolio Manager                         Portfolio Manager

July 30, 2000

FLAG INVESTORS SHORT-INTERMEDIATE INCOME FUND
--------------------------------------------------------------------------------

ADDITIONAL PERFORMANCE INFORMATION

     The shareholder letter included in this report contains statistics designed to help you evaluate the performance of your Fund's management. To further assist in this evaluation, the Securities and Exchange Commission (SEC) requires that we include the total return of each of the Fund's classes, according to a standardized formula, for various time periods through the end of the most recent calendar quarter.

     The SEC standardized total return figures include the impact of the 1.50% maximum initial sales charge for the Fund's Class A Shares. Returns would be higher for Class A Shares investors who qualified for a lower initial sales charge.

Average Annual Total Return 1

  For periods ended                                                      Since
  June 30, 2000                         1 year         5 years       Inception
--------------------------------------------------------------------------------
  Class A Shares
     (inception 5/13/91)                 2.53%          5.17%          6.11%
--------------------------------------------------------------------------------
  Institutional Shares
     (inception 11/2/95)                 4.38%           N/A           5.35%
--------------------------------------------------------------------------------

--------------
1 PAST PERFORMANCE IS NOT AN INDICATOR OF FUTURE RESULTS. These figures assume the reinvestment of dividend and capital gain distributions. Investment return and principle value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. During the period the Fund waived fees and expenses.

     The SEC total return figures may differ from total return figures in the shareholder letter because the SEC figures include the impact of sales charges while the total return figures in the shareholder letter do not. Any performance figures shown are for the full period indicated.

FLAG INVESTORS SHORT-INTERMEDIATE INCOME FUND
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS                                            JUNE 30, 2000
(UNAUDITED)

                                           S&P             PAR
SECURITY                                 RATING*          (000)     MARKET VALUE
--------------------------------------------------------------------------------
CORPORATE NOTES -- 33.5%
Atlantic City Electric
   6.00%, 1/15/03 .....................     A-            $2,000     $ 1,940,000
Baltimore Gas & Electric
   6.75%, 6/5/12 ......................     A              1,000         986,384
Block Financial Corp. .................
   6.75%, 11/1/04 .....................     A              1,750       1,677,813
Computer Associates International
   6.375%, 4/15/05 ....................     BBB+           2,000       1,875,000
Countrywide Home Loan
   7.26%, 5/10/04 .....................     A              3,000       2,936,250
First Maryland Bancorp
   7.20%, 7/1/07 ......................     A-             1,575       1,504,125
Ford Motor Credit
   7.375%, 10/28/09 ...................     A              2,000       1,940,000
General Electric Capital Corp.
   7.50%, 6/5/03 ......................     AAA            1,000       1,007,500
General Motors Acceptance Corp.
   6.625%, 10/1/02 ....................     A              2,000       1,975,000
Goldman Sachs Group****
   6.25%, 2/1/03 ......................     A+             2,000       1,935,000
New York Telephone
   7.375%, 12/15/11 ...................     AA             1,700       1,659,625
Pacific Gas & Electric
   6.25%, 3/1/04 ......................     AA-            2,000       1,927,500
Tyco International Corp.
   5.875%, 11/1/04 ....................     A-             2,000       1,870,000
Wilmington Trust Corp.
   6.625%, 5/1/08 .....................     A-             2,200       1,988,250
Worldcom Inc.
   8.00%, 5/15/06 .....................     A-             2,000       2,025,000
                                                                     -----------
TOTAL CORPORATE NOTES
   (Cost $28,141,746) ..........................................      27,247,447
                                                                     -----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

FLAG INVESTORS SHORT-INTERMEDIATE INCOME FUND
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS (CONTINUED)                                JUNE 30, 2000
(UNAUDITED)

                                                  S&P         PAR
SECURITY                                        RATING*      (000)  MARKET VALUE
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCYSECURITIES -- 39.8%

FEDERAL HOME LOAN MORTGAGE CORP. -- 2.1%
Debentures
FHLMC
   5.125%, 10/15/08 ..........................   AAA**       $2,000   $1,744,320
                                                                      ----------
FEDERAL NATIONAL MORTGAGE ASSN. -- 9.0%
Debentures
FNMA-Government Agency
   6.25%, 7/15/04 ............................   AAA**        3,000    2,921,250
   6.375%, 6/15/09 ...........................   AAA**        3,000    2,847,720
FNMA
   7.25%, 1/15/10 ............................   AAA**        1,500    1,514,820
                                                                      ----------
                                                                       7,283,790
                                                                      ----------
FEDERAL HOME LOAN BANK NOTES -- 2.5%
Federal Home Loan Bank
   7.25%, 5/15/03 ............................   AAA**        2,000    2,015,000
                                                                      ----------
GUARANTEED EXPORT TRUST -- 0.7%
Guaranteed Export Trust, 94-F-A
   8.187%, 12/15/04 ..........................   AAA            539      546,712
                                                                      ----------
MORTGAGE BACKED SECURITIES -- 25.5%
FHLMC Pool #C00210
   8.00%, 1/1/23 .............................   AAA+           346      348,579
FHLMC Pool #E20099
   6.50%, 5/1/09 .............................   AAA+         2,672    2,581,139
FHLMC Pool #G10049
   8.00%, 10/1/07 ............................   AAA+           317      320,998
FHLMC Pool #G10543
   6.00%, 6/1/11 .............................   AAA+         1,760    1,669,424
FHLMC Pool #G10682
   7.50%, 6/1/12 .............................   AAA+         2,141    2,137,308
FHLMC Pool #G10690
   7.00%, 7/1/12 .............................   AAA+         2,162    2,124,448
FHLMC Pool #G50334
   6.50%, 2/1/01 .............................   AAA+           594      580,510
FHLMC T-5 A3
   7.15%, 1/25/12 ............................   AAA+         2,271    2,257,700
FNGL Pool #409589
   9.50%, 11/1/15 ............................   AAA+           929      964,846

                       SEE NOTES TO FINANCIAL STATEMENTS.

FLAG INVESTORS SHORT-INTERMEDIATE INCOME FUND
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS (CONTINUED)                                JUNE 30, 2000
(UNAUDITED)

                                                 S&P         PAR
SECURITY                                       RATING*      (000)   MARKET VALUE
--------------------------------------------------------------------------------

MORTGAGE BACKED SECURITIES (CONTINUED)
FNMA Pool #326570
   7.00%, 2/1/08 ............................   AAA+        $1,757   $ 1,724,581
FNMA Pool #362537
   6.50%, 10/1/03 ...........................   AAA+         1,557     1,509,250
FNMA Pool #433646
   6.00%, 10/1/13 ...........................   AAA+         4,790     4,534,422
                                                                     -----------
                                                                      20,753,205
                                                                     -----------
TOTAL U.S. GOVERNMENT AGENCY SECURITIES
   (Cost $33,437,981) .......................                         32,343,027
                                                                     -----------
ASSET BACKED SECURITIES -- 23.8%
California Infrastructure SCE-1
   6.38%, 9/25/08 ...........................   AAA          2,945     2,854,647
Chemical Master Credit Card Trust 1
   6.23%, 4/15/05 ...........................   AAA          3,500     3,440,710
Chevy Chase Auto Receivables Trust,
   Series 97-3, Class A
   6.20%, 3/20/04 ...........................   AAA          1,485     1,472,451
CPS Auto Trust, 1998-2-A
   6.09%, 11/15/03 ..........................   AAA          2,765     2,726,668
Green Tree Financial Corp., 1994-6-A5
   8.25%, 1/15/20 ...........................   NR**         3,000     3,015,480
IMC Home Equity Loan Trust
   6.69%, 2/25/21 ...........................   AAA          2,850     2,806,538
Metris Master Trust, 97-1- A
   6.87%, 10/20/05 ..........................   AAA          3,000     2,986,500
                                                                     -----------
TOTAL ASSET BACKED SECURITIES
   (Cost $19,481,698) ............................................    19,302,994
                                                                     -----------
COLLATERALIZED MORTGAGE OBLIGATION -- 0.0%
FNMA Series 1988-18B
   9.40%, 7/25/03 ...........................   AAA+            38        38,953
                                                                     -----------
TOTAL COLLATERALIZED MORTGAGE OBLIGATION
   (Cost $38,933) ................................................        38,953
                                                                     -----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

FLAG INVESTORS SHORT-INTERMEDIATE INCOME FUND
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS (CONTINUED)                                JUNE 30, 2000
(UNAUDITED)

                                                 S&P         PAR
SECURITY                                       RATING*      (000)   MARKET VALUE
--------------------------------------------------------------------------------

REPURCHASE AGREEMENT -- 3.2%
Goldman Sachs & Co., dated 6/30/00, 6.40%,
   principal and interest in the amount of
   $2,601,387, due 7/3/2000, collateralized by
   U.S. Treasury Bond, par value of $2,634,000,
   coupon rate 6.25%, due 10/31/01, market
   value of 2,652,649 ..............................      $2,600    $ 2,600,000
                                                                    -----------
TOTAL INVESTMENTS -- 100.3%
   (Cost $83,700,358)*** ..........................................  81,532,421
                                                                    -----------

LIABILITIES IN EXCESS OF OTHER ASSETS-- (0.3)% ....................    (241,913)
                                                                    -----------

TOTAL NET ASSETS-- 100.0% ......................................... $81,290,508
                                                                    ===========
NET ASSET VALUE AND REDEMPTION PRICE PER:
   Class A Share
     ($39,166,736 (DIVIDE) 3,918,533 shares outstanding) ..........      $10.00
                                                                         ======
   Institutional Share
     ($42,123,772 (DIVIDE) 4,157,295 shares outstanding) ..........      $10.13
                                                                         ======
MAXIMUM OFFERING PRICE PER:
   Class A Share ($10.00 (DIVIDE) 0.985) ..........................      $10.15
                                                                         ======
   Institutional Share ............................................      $10.13
                                                                         ======

---------------
    * The Standard & Poor's rating indicated is believed to be the most recent available as of 6/30/00. These ratings have not been audited by PricewaterhouseCoopers LLP.
   ** Although this holding is not rated by S&P, it is rated Aaa by Moody's.
  *** Also, aggregate cost for federal tax purposes.
 **** Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may only be resold to qualified institutional buyers -- total of such securities at period-end amounts to 2.38% of net assets.
    + Although not specifically rated by either S&P or Moody's, the Portfolio managers deem the credit quality equivalent to AAA.

                       SEE NOTES TO FINANCIAL STATEMENTS.

FLAG INVESTORS SHORT-INTERMEDIATE INCOME FUND
--------------------------------------------------------------------------------

STATEMENT OF OPERATIONS
(UNAUDITED)

                                                                    FOR THE SIX
                                                                   MONTHS ENDED
                                                                     JUNE 30,
--------------------------------------------------------------------------------
                                                                       2000
Investment Income:
   Interest .....................................................   $ 2,815,279
                                                                    -----------

Expenses:
   Investment advisory fee ......................................       145,570
   Distribution fee .............................................        50,986
   Professional fees ............................................        50,465
   Accounting fee ...............................................        30,553
   Printing and postage fees ....................................        21,409
   Transfer agent fee ...........................................        17,688
   Registration fee .............................................        14,602
   Director's fee ...............................................         2,990
   Servicing fee ................................................           685
   Custodian fee ................................................           670
   Miscellaneous ................................................         1,881
                                                                    -----------
             Total expenses .....................................       337,499
   Less:Fees waived .............................................      (108,284)
                                                                    -----------
             Net expenses .......................................       229,215
                                                                    -----------
Net investment income ...........................................     2,586,064
                                                                    -----------
Realized and unrealized gain/(loss) on investments:
   Net realized loss from securities transactions ...............      (402,004)
   Change in unrealized appreciation/depreciation of investments        321,211
                                                                    -----------
             Net loss on investments ............................       (80,793)
                                                                    -----------
Net increase in net assets resulting from operations ............   $ 2,505,271
                                                                    ===========

                       SEE NOTES TO FINANCIAL STATEMENTS.

FLAG INVESTORS SHORT-INTERMEDIATE INCOME FUND
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                     FOR THE SIX      FOR THE
                                                    MONTHS ENDED     YEAR ENDED
                                                      JUNE 30,        DEC. 31,
--------------------------------------------------------------------------------
                                                        2000 1          1999
Increase/(Decrease) in Net Assets:
Operations:
   Net investment income .......................   $  2,586,064    $  5,213,527
   Net realized loss from security transactions        (402,004)       (573,383)
   Change in unrealized appreciation/
     depreciation of investments ...............        321,211      (3,830,413)
                                                   ------------    ------------
   Net increase in net assets resulting
     from operations ...........................      2,505,271         809,731
                                                   ------------    ------------
Dividends to Shareholders from:
   Net investment income:
     Class A Shares ............................     (1,023,071)     (2,593,071)
     Institutional Shares ......................     (1,101,008)     (2,649,696)
   Return of Capital:
     Class A Shares ............................           --           (61,264)
     Institutional Shares ......................           --           (62,601)
                                                   ------------    ------------
   Total distributions .........................     (2,124,079)     (5,366,632)
                                                   ------------    ------------
Capital Share Transactions:
   Proceeds from sale of shares ................      8,945,942      27,968,218
   Value of shares issued in reinvestment of
     dividends .................................        906,128       2,313,240
   Cost of shares repurchased ..................    (12,119,129)    (34,766,661)
                                                   ------------    ------------
   Decrease in net assets derived from
     capital share transactions ................     (2,267,059)     (4,485,203)
                                                   ------------    ------------
   Total decrease in net assets ................     (1,885,867)     (9,042,104)

Net Assets:
   Beginning of period .........................     83,176,375      92,218,479
                                                   ------------    ------------
   End of period (including distributions in
     excess of net investment income of
     $250,738 for the year ended
     December 31, 1999) ........................   $ 81,290,508    $ 83,176,375
                                                   ============    ============

----------
1 Unaudited.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

FLAG INVESTORS SHORT-INTERMEDIATE INCOME FUND
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS -- CLASS A SHARES
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                              FOR THE SIX
                                                             MONTHS ENDED
                                                               JUNE 30,                  FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------
                                                                 2000 2     1999         1998         1997        1996        1995
Per Share Operating Performance:
   Net asset value at beginning of period ..................  $ 9.95      $ 10.48      $ 10.39      $ 10.28     $ 10.48     $  9.62
                                                             -------      -------      -------      -------     -------     -------
Income from Investment Operations:
   Net investment income ...................................    0.36         0.57         0.58         0.61        0.63        0.62
   Net realized and unrealized gain/(loss) on investments ..   (0.01)       (0.50)        0.11         0.10       (0.23)       0.84
                                                             -------      -------      -------      -------     -------     -------
   Total from Investment Operations ........................    0.35         0.07         0.69         0.71        0.40        1.46
Less Distributions:
   From net investment income ..............................   (0.30)       (0.59)       (0.58)       (0.60)      (0.60)      (0.60)
   In excess of net investment income ......................      --           --        (0.02)          --          --          --
   Return of capital .......................................      --        (0.01)          --           --          --          --
                                                             -------      -------      -------      -------     -------     -------
   Total distributions .....................................   (0.30)       (0.60)       (0.60)       (0.60)      (0.60)      (0.60)
                                                             -------      -------      -------      -------     -------     -------
   Net asset value at end of period ........................ $ 10.00      $  9.95      $ 10.48      $ 10.39     $ 10.28     $ 10.48
                                                             =======      =======      =======      =======     =======     =======

Total Return1 ..............................................    3.06%        0.70%        6.81%        7.13%       4.04%      15.43%
Ratios to Average Daily Net Assets:
   Expenses before waivers .................................    0.94%3       0.93%        0.93%        0.96%       0.99%       0.93%
   Expenses after waivers ..................................    0.70%3       0.70%        0.70%        0.70%       0.70%       0.70%
   Net investment income ...................................    6.09%3       5.63%        5.57%        5.92%       6.11%       6.00%
Supplemental Data:
   Net assets at end of period (000) ....................... $39,167      $42,559      $47,107      $45,569     $58,584     $67,116
   Portfolio turnover rate .................................      17%          47%          40%          65%         42%         46%

-----------
1 Total return excludes the effect of sales charge.
2 Unaudited.
3 Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS.

12                                                                            13

FLAG INVESTORS SHORT-INTERMEDIATE INCOME FUND
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS -- INSTITUTIONAL SHARES
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                    FOR THE SIX                                                    FOR THE PERIOD
                                                   MONTHS ENDED                                                  NOVEMBER 2, 1995 2
                                                     JUNE 30,             FOR THE YEARS ENDED DECEMBER 31,      THROUGH DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------
                                                      2000 2        1999         1998         1997        1996             1995

Per Share Operating Performance:
   Net asset value at beginning of period ........   $ 10.08      $ 10.60      $ 10.50      $ 10.38     $ 10.58           $10.42
                                                     -------      -------      -------      -------     -------           ------
Income from Investment Operations:
   Net investment income .........................      0.37         0.61         0.61         0.61        0.59             0.09
   Net realized and unrealized gain/(loss)
     on investments ..............................     (0.01)       (0.51)        0.11         0.13       (0.17)            0.12
                                                     -------      -------      -------      -------     -------           ------
   Total from Investment Operations ..............      0.36         0.10         0.72         0.74        0.42             0.21
Less Distributions:
   From net investment income ....................     (0.31)       (0.60)       (0.61)       (0.62)      (0.62)           (0.05)
   In excess of net investment income ............        --           --        (0.01)          --          --               --
   Return of capital .............................        --        (0.02)          --           --          --               --
                                                     -------      -------      -------      -------     -------           ------
   Total distributions ...........................     (0.31)       (0.62)       (0.62)       (0.62)      (0.62)           (0.05)
                                                     -------      -------      -------      -------     -------           ------
   Net asset value at end of period ..............   $ 10.13      $ 10.08      $ 10.60      $ 10.50     $ 10.38           $10.58
                                                     =======      =======      =======      =======     =======           ------
   Total Return 3 ................................      3.23%        1.02%        7.07%        7.40%       4.20%           12.47%
Ratios to Average Daily Net Assets:
   Expenses before waivers .......................      0.69%4       0.68%        0.67%        0.72%       0.76%            0.72%
   Expenses after waivers ........................      0.45%4       0.45%        0.45%        0.45%       0.45%            0.45%4
   Net investment income .........................      6.34%4       5.88%        5.81%        6.17%       6.35%            6.52%4
Supplemental Data:
   Net assets at end of period (000) .............   $42,124      $40,617      $45,112      $32,056     $17,507           $2,186
   Portfolio turnover rate .......................        17%          47%          40%          65%         42%              46%

---------------
1 Unaudited.
2 Commencement of operations.
3 Total return excludes the effect of sales charge.
4 Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS.

14                                                                            15

FLAG INVESTORS SHORT-INTERMEDIATE INCOME FUND
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

     Flag Investors Short-Intermediate Income Fund, Inc. (the "Fund"), was organized as a Maryland Corporation on April 16, 1990 and began operations May 13, 1991. The Fund is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund seeks a high level of current income consistent with preservation of principal within an intermediate-term maturity structure.

     The Fund consists of two active share classes: Class A Shares, which began operations on May 13, 1991, and Institutional Shares, which began operations on November 2, 1995.

     The Class A Shares have a 1.50% maximum front-end sales charge and a 0.25% distribution fee. The Institutional Shares have neither a front-end sales charge nor a distribution fee.

     When preparing the Fund's financial statements, management makes estimates and assumptions in accordance with accounting principles generally accepted in theUnited States. These estimates affect 1) the assets and liabilities that we report at the date of the financial statements; 2) the contingent assets and liabilities that we disclose at the date of the financial statements; and 3) the revenues and expenses that we report for the period. Our estimates could be different from the actual results. The Fund's significant accounting policies are:

     A. VALUATION OF SECURITIES -- The Fund values debt securities based on quotations provided by a pricing service, which uses transactions on bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities to determine value. The Fund values portfolio securities that are primarily traded on a national exchange by using the last sale price reported for the day. When a market quotation is unavailable, the Investment Advisor determines a fair value using procedures that the Board of Directors establishes and monitors. At June 30, 2000 there were no securities valued using the fair value pricing procedures. The Fund values short-term obligations with maturities of 60 days or less at amortized cost.

     B.  REPURCHASE  AGREEMENTS -- The Fund may enter into tri-party  repurchase agreements with broker-dealers and domestic banks. A repurchase agreement is a short-term investment in which the Fund buys a debt security that the broker agrees to repurchase at a set time and price. The third party, which is the broker's custodial bank, holds

FLAG INVESTORS SHORT-INTERMEDIATE INCOME FUND
--------------------------------------------------------------------------------

NOTE 1 -- CONCLUDED

         the collateral in a separate account until the repurchase agreement matures. The agreement requires that the collateral's market value, including any accrued interest, exceeds the broker's repurchase obligation. The Fund's access to the collateral may be delayed or limited if the broker defaults and the value of the collateral declines or if the broker enters into an insolvency proceeding.

     C. FEDERAL INCOME TAXES -- The Fund determines its distributions according to income tax regulations, which may be different from generally accepted accounting principles. As a result, the Fund occasionally makes reclassifications within its capital accounts to reflect income and gains that are available for distribution under income tax regulations.

             The Fund is organized as a regulated investment company. As long as it maintains this status and distributes to its shareholders substantially all of its taxable net investment income and net realized capital gains, it will be exempt from most, if not all, federal income and excise taxes. As a result, the Fund has made no provisions for income taxes.

     D. SECURITIES TRANSACTIONS, INVESTMENT INCOME, DISTRIBUTIONS AND OTHER -- The Fund uses the trade date to account for securities transactions and the specific identification method for financial reporting and income tax purposes to determine the cost of investments sold or redeemed. Interest income is recorded on an accrual basis and includes amortization of premiums and accretion of discounts when appropriate. Income, gains and common expenses are allocated to each class based on its respective average net assets. Class specific expenses are charged directly to each class. Dividends from net investment income are declared and paid monthly. Distributions of capital gains are recorded on the ex-dividend dates. Distributions in excess of net investment income occur when taxable income exceeds income under generally accepted accounting principles.

NOTE 2 -- INVESTMENT ADVISORY FEE, TRANSACTIONS WITH AFFILIATES AND OTHER FEES

     Investment Company Capital Corp. ("ICCC"), an indirect subsidiary of Deutsche Bank AG, is the Fund's investment advisor.

     As compensation for its advisory services, the Fund pays ICCC an annual fee, based on the Fund's average daily net assets which is calculated daily and

FLAG INVESTORS SHORT-INTERMEDIATE INCOME FUND
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 2 -- CONTINUED

paid monthly at the following annual rates: 0.35% of the first $1 billion, 0.30% of the next $500 million and 0.25% of the amount over $1.5 billion. For the six months ended June 30, 2000, ICCC's advisory fees amounted to $145,570, of which, $23,840 was payable at the end of the period.

     ICCC has contractually agreed to waive its fees and reimburse expenses of the Fund to the extent necessary to limit Fund expenses to 0.70% of the Class A Shares' average daily net assets and 0.45% of the Institutional Shares' average daily net assets. For the six months ended June 30, 2000, ICCC waived fees of $108,284.

     Brown Investment Advisory & Trust Company ("Brown Trust") is the Fund's investment sub-advisor. As compensation for providing sub-advisory services, Brown Trust is entitled to receive a fee from ICCC, calculated daily and payable monthly, at the annual rate of 0.23% of the first $1 billion of the Fund's average daily net assets, 0.20% of the next $500 million of the Fund's average daily net assets and 0.16% of that portion of the Fund's average daily net assets in excess of $1.5 billion. Brown Trust has contractually agreed to waive its fees in proportion to any fee waivers by ICCC.

     ICCC also provides accounting services to the Fund for which the Fund pays ICCC an annual fee that is calculated daily and paid monthly from the Fund's average daily net assets. For the six months ended June 30, 2000, ICCC's fees were $30,553 of which, $5,023 was payable at the end of the period.

     ICCC also provides transfer agent services to the Fund for which the Fund pays ICCC a per account fee that is calculated and paid monthly. For the six months ended June 30, 2000, ICCC's fees were $17,688 of which, $1,472 was payable at the end of the period.

     Certain officers and directors of the Fund are also officers or directors of ICCC.

     ICC Distributors, Inc., provides distribution services to the Fund for which the Fund pays ICC Distributors an annual fee, pursuant to rule 12b-1, that is calculated daily and paid monthly at an annual rate equal to 0.25% of the Class A Shares' average daily net assets. For the six months ended June 30, 2000, ICC Distributors' fee was $50,986 of which, $8,270 was payable at the end of the period.

     Bankers Trust Company, an affiliate of the advisor, is the Fund's custodian. For the six months ended June 30, 2000, Bankers Trust's fees were $670 of which $12,723 was payable at the end of the period.

FLAG INVESTORS SHORT-INTERMEDIATE INCOME FUND
--------------------------------------------------------------------------------

NOTE 2 -- CONCLUDED

     The Fund participates along with other Flag Investor Funds in a retirement plan for eligible Directors. The actuarially computed pension expense allocated to the Fund for the six months ended June 30, 2000 was approximately $679 and the accrued liability was approximately $5,360.

NOTE 3 -- CAPITAL SHARE TRANSACTIONS

     The Fund is authorized to issue up to 85 million shares of $.001 par value capital stock (50 million Class A, 2 million Class B, 15 million Class C, 15 million Institutional Class and 3 million undesignated). Transactions in shares of the Fund are listed below.

                                                       CLASS A SHARES
                                             ----------------------------------
                                              FOR THE SIX           FOR THE
                                              MONTHS ENDED         YEAR ENDED
                                             JUNE 30, 2000 1     DEC. 31, 1999
                                             ---------------     --------------
 Shares sold ..............................      119,033               836,919
 Shares issued on reinvestment
   of dividends ...........................       75,727               190,496
 Shares redeemed ..........................     (552,184)           (1,247,488)
                                             -----------         -------------
 Net decrease in shares outstanding .......     (357,424)             (220,073)
                                             ===========         =============
 Proceeds from sale of shares .............  $ 1,178,681         $   8,585,408
 Value of shares issued in reinvestment
   of dividends ...........................      750,124             1,936,452
 Cost of shares redeemed ..................   (5,488,378)          (12,765,823)
                                             -----------         -------------
 Net decrease from capital share
   transactions ...........................  $(3,559,573)        $  (2,243,963)
                                             ===========         =============

                                                      INSTITUTIONAL SHARES
                                             ----------------------------------
                                              FOR THE SIX           FOR THE
                                              MONTHS ENDED         YEAR ENDED
                                             JUNE 30, 2000 1     DEC. 31, 1999
                                             ---------------     --------------
 Shares sold ..............................      771,792            1,865,686
 Shares issued on reinvestment
   of dividends ...........................       15,539               36,539
 Shares redeemed ..........................     (658,234)          (2,128,476)
                                             -----------          -----------
 Net increase/(decrease) in
   shares outstanding .....................      129,097             (226,251)
                                             -----------          -----------
 Proceeds from sale of shares .............  $ 7,767,261        $  19,382,810
 Value of reinvested dividends ............      156,004              376,788
 Cost of shares redeemed ..................   (6,630,751)         (22,000,838)
                                             -----------          -----------
 Net increase/(decrease) from
   capital share transactions .............  $ 1,292,514         $  (2,241,240)
                                             ===========         =============

-----------
1 Unaudited.

FLAG INVESTORS SHORT-INTERMEDIATE INCOME FUND
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (CONCLUDED)

NOTE 4 -- INVESTMENT TRANSACTIONS

     Excluding  short-term  and  U.S.   obligations,   purchases  of  investment
securities aggregated $21,044,212 and sales of investment securities aggregated $12,988,503 for the six months ended June 30, 2000.

NOTE 5 -- NET ASSETS

     At June 30, 2000, net assets consisted of:

     Paid-in Capital:
         Flag Investors Class A Shares ...........................  $43,583,787
         Flag Investors Institutional Shares .....................   43,414,959
     Undistributed Net Investment Income .........................      211,247
     Accumulated net realized loss from securities
        transactions .............................................   (3,751,548)
     Net unrealized depreciation of investments ..................   (2,167,937)
                                                                    -----------
                                                                    $81,290,508
                                                                    ===========
20

FLAG INVESTORS SHORT-INTERMEDIATE INCOME FUND
--------------------------------------------------------------------------------

DIRECTORS AND OFFICERS

                                 RICHARD T. HALE
                                    CHAIRMAN

                                 RICHARD R. BURT
                                    DIRECTOR

                               JOSEPH R. HARDIMAN
                                    DIRECTOR

                                  LOUIS E. LEVY
                                    DIRECTOR

                               EUGENE J. MCDONALD
                                    DIRECTOR

                                REBECCA W. RIMEL
                                    DIRECTOR

                                TRUMAN T. SEMANS
                                    DIRECTOR

                               ROBERT H.WADSWORTH
                                    DIRECTOR

                               CARL W. VOGT, ESQ.
                                    PRESIDENT

                                CHARLES A. RIZZO
                                    TREASURER

                                  AMY M. OLMERT
                                    SECRETARY

                                DANIEL O. HIRSCH
                               ASSISTANT SECRETARY

INVESTMENT OBJECTIVE

     An open-end mutual fund that seeks a high level of current income consistent with preservation of principal within an intermediate-term maturity structure.

   This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus.

   For more complete information regarding other Flag Investors Funds, including charges and expenses, obtain a prospectus from your investment representative or directly from the Fund at 1-800-767-FLAG. Read it carefully before you invest.

                                 [LOGO OMITTED]
                                 FLAG INVESTORS
                         INVESTING WITH A DIFFERENCE(R)

                                [GRAPHIC OMITTED]

                                 DOMESTIC EQUITY
                               Communications Fund
                              Emerging Growth Fund
                              Equity Partners Fund
                           Real Estate Securities Fund
                                    Top 50 US
                               Value Builder Fund

                              INTERNATIONAL EQUITY
                              European Mid-Cap Fund
                            International Equity Fund
                              Japanese Equity Fund
                                   Top 50 Asia
                                  Top 50 Europe
                                  Top 50 World

                                  FIXED INCOME
                          Managed Municipal Fund Shares
                         Short-Intermediate Income Fund
                     Total Return U.S. Treasury Fund Shares

                                  MONEY MARKET
                            Cash Reserve Prime Shares

                                  P.O. Box 515
                            Baltimore, Maryland 21203
                                  800-767-FLAG

                              WWW.FLAGINVESTORS.COM

                                 Distributed by:
                             ICC DISTRIBUTORS, INC.

                                                                  SHORTSA (8/00)